Basis of Presentation and Summary of Significant Accounting Policies - Summary of Initial Useful Life of Assets (Details)	Dec. 31, 2025
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Assets, Useful life	5 years
Developed Technology [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Assets, Useful life	2 years
Developed Technology [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Assets, Useful life	11 years
Customer Contracts and Related Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Assets, Useful life	4 years
Customer Contracts and Related Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Assets, Useful life	7 years
Recruitment Database [Member]
Finite-Lived Intangible Assets [Line Items]
Assets, Useful life	3 years